Initial Public Offering (Details) - USD ($)		9 Months Ended		12 Months Ended
	May 02, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2023	May 02, 2023
Initial Public Offering (Details) [Line Items]
Unit price per share (in Dollars per share)	$ 10
Gross proceeds from initial public offering (in Dollars)			$ 78,750,000	$ 78,750,000
Number of shares of common stock converted from each warrants		1
Common stock conversion basis		one-half of one redeemable warrant and one right
Exercise price (in Dollars per share)	11.5					$ 1
Sold price (in Dollars per share)	$ 10
Gross proceeds (in Dollars)	$ 78,750,000
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of units purchase	7,875,000
Gross proceeds from initial public offering (in Dollars)	$ 78,750,000
Public Shares		7,875,000
Sale of units	7,875,000
Shares sold		3,762,500			7,875,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of units purchase	375,000
Sale of units	375,000
Class A Ordinary Shares [Member]
Initial Public Offering (Details) [Line Items]
Exercise price (in Dollars per share)		$ 11.5			$ 11.5
Class A Ordinary Shares [Member] | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Unit price per share (in Dollars per share)	$ 10